[LOGO] ALLMERICA SELECT

       A Higher Standard

                                             . Allmerica Select Life Plus
[GRAPHIC]
                                             . Allmerica Select Survivorship VUL



                          [LOGO] ALLMERICA FINANCIAL(R)

                                 Annual Report

                               DECEMBER 31, 2001

General Information

OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC)

John F. O'Brien, Chairman of the Board
Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Value Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Select Investment Grade Income Fund
     Government Bond Fund
     Money Market Fund

   Bank of Ireland Asset Management (U.S.) Limited
   U.S. Offices: 20 Horseneck Lane, Greenwich, CT 06830
   Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   707 Westchester Avenue, White Plains, NY 10604
     Select Value Opportunity Fund

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Street, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Miller Anderson & Sherrerd, LLP
   One Tower Bridge, West Conshohocken, PA 19428
     Core Equity Fund

   Putnam Investment Management, Inc.
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America, Inc.
   787 Seventh Avenue, New York, NY 10019
     Select Emerging Markets Fund

   TCW Investment Management Company
   865 South Figueroa, Los Angeles, CA 90017
     Select Strategic Growth Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   Western Asset Management Company
   117 East Colorado Blvd., Pasadena, California 91105
     Select Strategic Income Fund

Deutsche Asset Management
885 Third Avenue, 32nd Floor, New York, NY 10022
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Small Cap Index Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth & Income Portfolio
  Fidelity VIP III Mid Cap Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
  Franklin Small Cap Fund
  Franklin Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio
  Janus Aspen International Growth Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Fund VCT Portfolio
  Pioneer High Yield VCT Portfolio
  Pioneer Real Estate Growth VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

Zurich Scudder Investments, Inc.
345 Park Avenue, New York, NY 10154
  SVS Dreman Financial Services Portfolio
  Scudder Technology Growth Portfolio

Product Performance Summary

ALLMERICA SELECT LIFE PLUS (AFLIAC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                          Without Surrender and
                                                                         Monthly Policy Charges
                                                                                       10 Years
                                                       Sub-                 10 Years or Life of
                                             Fund   Account                  or Life       Sub-
                                        Inception Inception       1      5   of Fund    Account        1
Sub-Accounts                                 Date      Date    Year  Years (if less)  (if less)     Year
---------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                      4/29/85    5/1/01 -16.88%  7.75%    10.25%    -12.20% -100.00%
AIT Equity Index Fund                     9/28/90   1/10/00 -12.01% 10.37%    12.47%    -10.30% -100.00%
AIT Government Bond Fund                  8/26/91    5/1/01   7.63%  6.47%     6.16%      5.17% -100.00%
AIT Money Market Fund                     4/29/85   1/10/00   4.28%  5.37%     4.87%      5.32% -100.00%
AIT Select Aggressive Growth Fund         8/21/92   1/10/00 -21.63%  1.60%     9.68%    -23.21% -100.00%
AIT Select Capital Appreciation Fund      4/28/95   1/10/00  -1.13% 11.49%    15.49%      2.67% -100.00%
AIT Select Emerging Markets Fund          2/20/98   1/10/00  -9.12%    N/A    -7.42%    -25.80% -100.00%
AIT Select Growth Fund                    8/21/92   1/10/00 -24.70%  7.85%    10.05%    -20.74% -100.00%
AIT Select Growth and Income Fund         8/21/92   1/10/00 -11.74%  5.87%     9.48%    -10.84% -100.00%
AIT Select International Equity Fund       5/2/94   1/10/00 -21.52%  2.78%     6.45%    -13.77% -100.00%
AIT Select Investment Grade Income Fund   4/29/85   1/10/00   7.94%  6.86%     7.07%      9.35% -100.00%
AIT Select Strategic Growth Fund          2/20/98   1/10/00 -29.28%    N/A   -12.19%    -33.57% -100.00%
AIT Select Strategic Income Fund           7/3/00    5/1/01   6.95%    N/A     8.57%      4.55% -100.00%
AIT Select Value Opportunity Fund         4/30/93   1/10/00  12.68% 12.89%    13.73%     22.04% -100.00%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            5/1/98    5/1/01 -26.06%    N/A     2.30%    -13.03% -100.00%
AIM V.I. Blue Chip Fund                  12/29/99    5/1/01 -22.54%    N/A   -15.63%    -13.28% -100.00%
AIM V.I. Value Fund                        5/5/93    5/1/01 -12.57%  9.69%    13.41%    -10.67% -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      1/14/91    5/1/01   0.19% 14.39%    14.62%     -6.54% -100.00%
Alliance Premier Growth Portfolio         6/26/92    5/1/01 -17.41% 12.32%    15.40%    -13.67% -100.00%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund       8/22/97    5/1/01 -24.69%    N/A    -2.15%    -18.54% -100.00%
Deutsche VIT Small Cap Index Fund         8/22/97    5/1/01   2.07%    N/A     4.51%      0.53% -100.00%

                                                  With Surrender and
                                              Monthly Policy Charges
                                                            10 Years
                                                 10 Years or Life of
                                                  or Life       Sub-
                                              5   of Fund    Account
Sub-Accounts                              Years (if less)  (if less)
--------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                    -56.27%     1.51%   -100.00%
AIT Equity Index Fund                   -51.39%     3.92%   -100.00%
AIT Government Bond Fund                -58.75%    -2.97%   -100.00%
AIT Money Market Fund                   -60.95%    -4.40%   -100.00%
AIT Select Aggressive Growth Fund       -69.00%     0.05%   -100.00%
AIT Select Capital Appreciation Fund    -13.01%     0.68%   -100.00%
AIT Select Emerging Markets Fund            N/A   -62.31%   -100.00%
AIT Select Growth Fund                  -56.07%     0.46%   -100.00%
AIT Select Growth and Income Fund       -59.95%    -0.17%   -100.00%
AIT Select International Equity Fund    -66.39%    -6.89%   -100.00%
AIT Select Investment Grade Income Fund -57.99%    -1.97%   -100.00%
AIT Select Strategic Growth Fund            N/A   -72.85%   -100.00%
AIT Select Strategic Income Fund            N/A  -100.00%   -100.00%
AIT Select Value Opportunity Fund       -11.19%     3.46%    -94.50%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             N/A   -48.35%   -100.00%
AIM V.I. Blue Chip Fund                     N/A  -100.00%   -100.00%
AIM V.I. Value Fund                     -52.63%     3.09%   -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio     -9.26%     6.23%   -100.00%
Alliance Premier Growth Portfolio       -11.93%     6.47%   -100.00%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund         N/A   -41.68%   -100.00%
Deutsche VIT Small Cap Index Fund           N/A   -30.71%   -100.00%

*Performance returns given above are for the Allmerica Select Life Plus sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary


ALLMERICA SELECT LIFE PLUS (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                              Without Surrender and
                                                                             Monthly Policy Charges
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            Inception Inception       1      5   of Fund    Account        1       5
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)     Year   Years
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio          10/9/86   1/10/00  -4.96%  9.40%    13.61%      2.07% -100.00% -53.16%
Fidelity VIP Growth Portfolio                 10/9/86   1/10/00 -17.65% 11.66%    13.40%    -14.62% -100.00% -12.79%
Fidelity VIP High Income Portfolio            9/19/85   1/10/00 -11.73% -3.58%     5.28%    -17.06% -100.00% -81.81%
Fidelity VIP II Contrafund Portfolio           1/3/95    5/1/01 -12.24% 10.44%    15.76%     -4.37% -100.00% -51.26%
Fidelity VIP III Growth & Income Portfolio   12/31/96    5/1/01  -8.75%  9.89%     9.89%     -4.83% -100.00% -52.26%
Fidelity VIP III Mid Cap Portfolio           12/28/98    5/1/01  -3.21%    N/A    25.67%      3.98% -100.00%     N/A

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                11/1/95    5/1/01 -15.34% 10.28%    13.20%     -6.29% -100.00% -51.55%
FT VIP Mutual Shares Securities Fund          11/8/96    5/1/01   6.93%  9.92%    10.36%     -0.77% -100.00% -52.20%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                     8/25/97    5/1/01 -31.14%    N/A     5.75%    -18.57% -100.00%     N/A
INVESCO VIF Health Sciences Fund              5/22/97    5/1/01 -12.59%    N/A    14.77%      2.70% -100.00%     N/A

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio       9/13/93    5/1/01 -39.59%  6.79%    12.22%    -22.34% -100.00% -58.12%
Janus Aspen Growth Portfolio                  9/13/93    5/1/00 -24.90%  7.93%    10.98%    -25.48% -100.00% -55.92%
Janus Aspen Growth and Income Portfolio        5/1/98    5/1/01 -13.57%    N/A    12.44%    -10.80% -100.00%     N/A
Janus Aspen International Growth Portfolio     5/2/94    5/1/01 -23.35%  9.61%    13.45%    -15.91% -100.00% -52.77%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio       10/30/98    5/1/01  -7.36%    N/A     4.13%     -2.36% -100.00%     N/A
Pioneer Fund VCT Portfolio                   10/31/97    5/1/01 -11.09%    N/A     7.96%     -9.26% -100.00%     N/A
Pioneer High Yield VCT Portfolio               5/1/00    5/1/01  16.14%    N/A    11.95%      5.18% -100.00%     N/A
Pioneer Real Estate Growth VCT Portfolio       3/1/95    5/1/01   7.52%  5.40%    11.12%      8.54% -100.00% -60.89%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99    5/1/00 -32.41%    N/A    -2.22%    -35.03% -100.00%     N/A
SVS Dreman Financial Services Portfolio        5/4/98    5/1/01  -4.82%    N/A     3.21%      0.10% -100.00%     N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94   1/10/00 -22.21%  0.35%     3.66%    -19.18% -100.00% -71.88%

                                               With Surrender and
                                           Monthly Policy Charges
                                                         10 Years
                                              10 Years or Life of
                                            or Life of       Sub-
                                                  Fund    Account
Sub-Accounts                                 (if less)  (if less)
-----------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio             5.14%   -100.00%
Fidelity VIP Growth Portfolio                    4.92%   -100.00%
Fidelity VIP High Income Portfolio              -3.95%   -100.00%
Fidelity VIP II Contrafund Portfolio             2.14%   -100.00%
Fidelity VIP III Growth & Income Portfolio     -15.11%   -100.00%
Fidelity VIP III Mid Cap Portfolio             -26.54%   -100.00%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                  -3.92%   -100.00%
FT VIP Mutual Shares Securities Fund           -13.54%   -100.00%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                      -28.91%   -100.00%
INVESCO VIF Health Sciences Fund               -13.08%   -100.00%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio          1.15%   -100.00%
Janus Aspen Growth Portfolio                    -0.24%   -100.00%
Janus Aspen Growth and Income Portfolio        -31.28%   -100.00%
Janus Aspen International Growth Portfolio       1.17%   -100.00%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio         -58.75%   -100.00%
Pioneer Fund VCT Portfolio                     -27.83%   -100.00%
Pioneer High Yield VCT Portfolio              -100.00%   -100.00%
Pioneer Real Estate Growth VCT Portfolio        -3.81%   -100.00%

Scudder Variable Series II
Scudder Technology Growth Portfolio            -85.49%   -100.00%
SVS Dreman Financial Services Portfolio        -46.91%   -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio     -9.96%   -100.00%

*Performance returns given above are for the Allmerica Select Life Plus sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT SURVIVORSHIP VARIABLE UNIVERSAL LIFE (AFLIAC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Survivorship Variable Universal Life sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                          Without Surrender and
                                                                         Monthly Policy Charges
                                                                                       10 Years
                                                       Sub-                 10 Years or Life of
                                             Fund   Account                  or Life       Sub-
                                        Inception Inception       1      5   of Fund    Account        1
Sub-Accounts                                 Date      Date    Year  Years (if less)  (if less)     Year
---------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                      4/29/85    5/1/01 -16.88%  7.75%    10.25%    -12.20% -100.00%
AIT Equity Index Fund                     9/28/90   1/10/00 -12.01% 10.37%    12.47%    -10.30% -100.00%
AIT Government Bond Fund                  8/26/91    5/1/01   7.63%  6.47%     6.16%      5.17% -100.00%
AIT Money Market Fund                     4/29/85   1/10/00   4.28%  5.37%     4.87%      5.32% -100.00%
AIT Select Aggressive Growth Fund         8/21/92   1/10/00 -21.63%  1.60%     9.68%    -23.21% -100.00%
AIT Select Capital Appreciation Fund      4/28/95   1/10/00  -1.13% 11.49%    15.49%      2.67% -100.00%
AIT Select Emerging Markets Fund          2/20/98   1/10/00  -9.12%    N/A    -7.42%    -25.80% -100.00%
AIT Select Growth Fund                    8/21/92   1/10/00 -24.70%  7.85%    10.05%    -20.74% -100.00%
AIT Select Growth and Income Fund         8/21/92   1/10/00 -11.74%  5.87%     9.48%    -10.84% -100.00%
AIT Select International Equity Fund       5/2/94   1/10/00 -21.52%  2.78%     6.45%    -13.77% -100.00%
AIT Select Investment Grade Income Fund   4/29/85   1/10/00   7.94%  6.86%     7.07%      9.35% -100.00%
AIT Select Strategic Growth Fund          2/20/98   1/10/00 -29.28%    N/A   -12.19%    -33.57% -100.00%
AIT Select Strategic Income Fund           7/3/00    5/1/01   6.95%    N/A     8.57%      4.55% -100.00%
AIT Select Value Opportunity Fund         4/30/93   1/10/00  12.68% 12.89%    13.73%     22.04% -100.00%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            5/1/98    5/1/01 -26.06%    N/A     2.30%    -13.03% -100.00%
AIM V.I. Blue Chip Fund                  12/29/99    5/1/01 -22.54%    N/A   -15.63%    -13.28% -100.00%
AIM V.I. Value Fund                        5/5/93    5/1/01 -12.57%  9.69%    13.41%    -10.67% -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      1/14/91    5/1/01   0.19% 14.39%    14.62%     -6.54% -100.00%
Alliance Premier Growth Portfolio         6/26/92    5/1/01 -17.41% 12.32%    15.40%    -13.67% -100.00%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund       8/22/97    5/1/01 -24.69%    N/A    -2.15%    -18.54% -100.00%
Deutsche VIT Small Cap Index Fund         8/22/97    5/1/01   2.07%    N/A     4.51%      0.53% -100.00%

                                                  With Surrender and
                                              Monthly Policy Charges
                                                            10 Years
                                                 10 Years or Life of
                                                  or Life       Sub-
                                              5   of Fund    Account
Sub-Accounts                              Years (if less)  (if less)
--------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                    -56.27%     1.51%   -100.00%
AIT Equity Index Fund                   -51.39%     3.92%   -100.00%
AIT Government Bond Fund                -58.75%    -2.97%   -100.00%
AIT Money Market Fund                   -60.95%    -4.40%   -100.00%
AIT Select Aggressive Growth Fund       -69.00%     0.05%   -100.00%
AIT Select Capital Appreciation Fund    -13.01%     0.68%   -100.00%
AIT Select Emerging Markets Fund            N/A   -62.31%   -100.00%
AIT Select Growth Fund                  -56.07%     0.46%   -100.00%
AIT Select Growth and Income Fund       -59.95%    -0.17%   -100.00%
AIT Select International Equity Fund    -66.39%    -6.89%   -100.00%
AIT Select Investment Grade Income Fund -57.99%    -1.97%   -100.00%
AIT Select Strategic Growth Fund            N/A   -72.85%   -100.00%
AIT Select Strategic Income Fund            N/A  -100.00%   -100.00%
AIT Select Value Opportunity Fund       -11.19%     3.46%    -94.50%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             N/A   -48.35%   -100.00%
AIM V.I. Blue Chip Fund                     N/A  -100.00%   -100.00%
AIM V.I. Value Fund                     -52.63%     3.09%   -100.00%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio     -9.26%     6.23%   -100.00%
Alliance Premier Growth Portfolio       -11.93%     6.47%   -100.00%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund         N/A   -41.68%   -100.00%
Deutsche VIT Small Cap Index Fund           N/A   -30.71%   -100.00%

*Performance returns given above are for the Allmerica Select Survivorship Variable Universal Life sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary


ALLMERICA SELECT SURVIVORSHIP VARIABLE UNIVERSAL LIFE (AFLIAC) CONT.

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Survivorship Variable Universal Life sub-accounts of AFLIAC are summarized below. Keep in mind that the returns under "Without Surrender and Monthly Policy Charges" reflect the deduction of separate account and fund charges, while the returns under "With Surrender and Monthly Policy Charges" reflect the deduction of all policy level charges (for a hypothetical policyowner*) and all separate account and fund charges. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Portfolio Reviews.

                                                                              Without Surrender and
                                                                             Monthly Policy Charges
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            Inception Inception       1      5   of Fund    Account        1       5
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)     Year   Years
---------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio          10/9/86   1/10/00  -4.96%  9.40%    13.61%      2.07% -100.00% -53.16%
Fidelity VIP Growth Portfolio                 10/9/86   1/10/00 -17.65% 11.66%    13.40%    -14.62% -100.00% -12.79%
Fidelity VIP High Income Portfolio            9/19/85   1/10/00 -11.73% -3.58%     5.28%    -17.06% -100.00% -81.81%
Fidelity VIP II Contrafund Portfolio           1/3/95    5/1/01 -12.24% 10.44%    15.76%     -4.37% -100.00% -51.26%
Fidelity VIP III Growth & Income Portfolio   12/31/96    5/1/01  -8.75%  9.89%     9.89%     -4.83% -100.00% -52.26%
Fidelity VIP III Mid Cap Portfolio           12/28/98    5/1/01  -3.21%    N/A    25.67%      3.98% -100.00%     N/A

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                11/1/95    5/1/01 -15.34% 10.28%    13.20%     -6.29% -100.00% -51.55%
FT VIP Mutual Shares Securities Fund          11/8/96    5/1/01   6.93%  9.92%    10.36%     -0.77% -100.00% -52.20%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                     8/25/97    5/1/01 -31.14%    N/A     5.75%    -18.57% -100.00%     N/A
INVESCO VIF Health Sciences Fund              5/22/97    5/1/01 -12.59%    N/A    14.77%      2.70% -100.00%     N/A

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio       9/13/93    5/1/01 -39.59%  6.79%    12.22%    -22.34% -100.00% -58.12%
Janus Aspen Growth Portfolio                  9/13/93    5/1/00 -24.90%  7.93%    10.98%    -25.48% -100.00% -55.92%
Janus Aspen Growth and Income Portfolio        5/1/98    5/1/01 -13.57%    N/A    12.44%    -10.80% -100.00%     N/A
Janus Aspen International Growth Portfolio     5/2/94    5/1/01 -23.35%  9.61%    13.45%    -15.91% -100.00% -52.77%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio       10/30/98    5/1/01  -7.36%    N/A     4.13%     -2.36% -100.00%     N/A
Pioneer Fund VCT Portfolio                   10/31/97    5/1/01 -11.09%    N/A     7.96%     -9.26% -100.00%     N/A
Pioneer High Yield VCT Portfolio               5/1/00    5/1/01  16.14%    N/A    11.95%      5.18% -100.00%     N/A
Pioneer Real Estate Growth VCT Portfolio       3/1/95    5/1/01   7.52%  5.40%    11.12%      8.54% -100.00% -60.89%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99    5/1/00 -32.41%    N/A    -2.22%    -35.03% -100.00%     N/A
SVS Dreman Financial Services Portfolio        5/4/98    5/1/01  -4.82%    N/A     3.21%      0.10% -100.00%     N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94   1/10/00 -22.21%  0.35%     3.66%    -19.18% -100.00% -71.88%

                                               With Surrender and
                                           Monthly Policy Charges
                                                         10 Years
                                              10 Years or Life of
                                            or Life of       Sub-
                                              Fund (if    Account
Sub-Accounts                                     less)  (if less)
-----------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio             5.14%   -100.00%
Fidelity VIP Growth Portfolio                    4.92%   -100.00%
Fidelity VIP High Income Portfolio              -3.95%   -100.00%
Fidelity VIP II Contrafund Portfolio             2.14%   -100.00%
Fidelity VIP III Growth & Income Portfolio     -15.11%   -100.00%
Fidelity VIP III Mid Cap Portfolio             -26.54%   -100.00%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                  -3.92%   -100.00%
FT VIP Mutual Shares Securities Fund           -13.54%   -100.00%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                      -28.91%   -100.00%
INVESCO VIF Health Sciences Fund               -13.08%   -100.00%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio          1.15%   -100.00%
Janus Aspen Growth Portfolio                    -0.24%   -100.00%
Janus Aspen Growth and Income Portfolio        -31.28%   -100.00%
Janus Aspen International Growth Portfolio       1.17%   -100.00%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio         -58.75%   -100.00%
Pioneer Fund VCT Portfolio                     -27.83%   -100.00%
Pioneer High Yield VCT Portfolio              -100.00%   -100.00%
Pioneer Real Estate Growth VCT Portfolio        -3.81%   -100.00%

Scudder Variable Series II
Scudder Technology Growth Portfolio            -85.49%   -100.00%
SVS Dreman Financial Services Portfolio        -46.91%   -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio     -9.96%   -100.00%

*Performance returns given above are for the Allmerica Select Survivorship Variable Universal Life sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. Please refer to the prospectus for hypothetical illustrations which show the effect that all applicable fees and charges have on performance. The returns, except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information


VARIABLE LIFE INSURANCE PRODUCT INFORMATION

Allmerica Select Life Plus and Allmerica Select Survivorship Variable Universal Life

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
This policy is an individual flexible premium variable life insurance policy with death benefits, policy value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
The Policy is flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
The Policy Owner may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Policy Owner may allocate part or all of your policy value to the Fixed Account. The Fixed Account is part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. If the Policy was issued as a Second-to-Die Policy, the Death Benefit will be paid on the death of the last surviving insured.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: This policy provides for a contingent surrender charge which will be deducted if the policy owner requests a partial withdrawal, a full surrender of the policy or decrease in face amount during a surrender charge period.

Monthly Insurance Protection Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Monthly expense Charge: A monthly expense charge applies for 10 policy years after issue and policy increases.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge, subsequent transfers may be charged a $10 to $25 fee per transfer.

Premium Expense Charge: A charge for state, local, and DAC premium taxes (if any) is deducted from each premium payment. An additional up-front sales load (premium expense charge) may apply.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

Mortality and Expense Risk Charge: A charge is assessed on each monthly processing date based on assets in the separate accounts on the prior "monthiversary" as long as the contact is in force. Both current and guaranteed rates vary by policy duration.

                                Allmerica Select

Allmerica Select products are offered through Allmerica Financial Life Insurance and Annuity Company. Our parent company, First Allmerica Financial, is the nation's fifth oldest life insurance company. Founded in 1844, First Allmerica Financial has been serving the financial needs of its policyholders for more than 150 years.

Allmerica Select brings together the experience and financial strength of Allmerica Financial Life with the talent of some of the world's leading money managers. It's a powerful combination that can help achieve your financial goals.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

   Allmerica Select Variable Products are issued by Allmerica Financial Life Insurance and Annuity Company and offered by Allmerica Investments, Inc., member
                                   NASD/SIPC.
            Allmerica Select is a division of the issuing companies.

                                  [LOGO] IMSA


                          [LOGO] ALLMERICA FINANCIAL(R)

                          ALLMERICA INVESTMENTS, INC.
               440 Lincoln Street, Worcester, Massachusetts 01653


AS-553 (12/01)

Annual Reports dated December 31, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account IMO (File No. 811-09529), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 27, 2002. Accession number
0000927016-02-001169.